Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Feb. 10, 2017 EUR (€)
Corporate debt [Abstract]
Amount drawn		$ 678,651		$ 352,966		$ 107,501
Note Issuance Facility 2017 [Member]
Corporate debt [Abstract]
Principal amount | €																					€ 275.0
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date		2022	2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date		2023	2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date		2024	2024
2017 Credit Facility [Member]
Corporate debt [Abstract]
Principal amount																			$ 12,200
Maturity date		December 13, 2021	December 13, 2021
Amount drawn | €					€ 9.0
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Principal amount | €																				€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																			2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																			2.00%	2.00%
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate												5.25%	5.25%
Credit facility amount												$ 171,000	€ 140.0
Maturity period		7 years	7 years
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount		$ 415,000		425,000														$ 215,000
Amount drawn				$ 84,000
Revolving Credit Facility [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Maturity date		December 31, 2022	December 31, 2022
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount		$ 100,000
Amount drawn		$ 10,000
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																		1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																		2.25%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																		0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																		1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																		0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																		1.00%
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate	4.24%
Maturity date		April 30, 2025	April 30, 2025
Credit facility amount | €	€ 268.0
Upfront fee percentage	2.00%
Interest capitalization period	2 years
Note Issuance Facility 2019 [Member] | Interest Rate Swap [Member]
Corporate debt [Abstract]
Maturity date		June 30, 2022	June 30, 2022
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	4.50%
Variable interest period	3 months
Commercial Paper [Member]
Corporate debt [Abstract]
Short term notes authorized amount | €																	€ 50.0
Tenor of short term notes		2 years	2 years
Short term notes issued amount | €							€ 17.4									€ 25.0
Percentage average cost of issued short term notes		0.69%	0.69%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount														$ 354,000	€ 290.0
Maturity date		June 30, 2026	June 30, 2026
Adjustment to interest rate														1.96%	1.96%
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate											4.00%
Maturity date		July 15, 2025	July 15, 2025
Principal amount of notes issued										$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares											29.1070
Principal amount of notes for exchange rate											$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares											$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement											$ 10,000
2020 Credit Facility [Member]
Corporate debt [Abstract]
Fixed interest rate								2.50%	2.50%
Maturity date		December 4, 2025	December 4, 2025
Credit facility amount								$ 6,100
Amount drawn		$ 6,100
2020 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount | €									€ 5.0
Amount drawn | €			€ 5.0